Schedule of accrued expenses and other payables (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Payables and Accruals [Abstract]
Accrued payroll and welfare	[1]	$ 372,174	$ 491,009	$ 73,110	$ 68,087
Accrued payroll and welfare	[2]	242,163	319,486	13,400	66,606
Accrued payroll and welfare	[3]	65,783	86,788	25,101	67,347
Accrued payroll and welfare	[4]	452,330	596,757	142,685	82,605
Accrued payroll and welfare		$ 1,132,450	$ 1,494,040	$ 254,296	$ 284,645

[1]	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, whereas the salaries were due and payout was postponed as agreed with the directors.
[2]	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.
[3]	Mainly refers to Goods and Services Tax (“GST”) payable. Sales revenue and purchase expense represent the invoiced value of goods, net of GST. The sales of the Company’s products and services are subject to a GST on the gross sales price. The Company is subject to GST at the prevailing rate in Singapore (currently 9%) and is exempted Sales and Service Tax from Malaysia. The GST will be offset by GST paid by the Company on purchase of renovation materials and other products, or services included in the cost of providing services and other expenses.
[4]	Other payable mainly consists of payable for other services and utilities expenses. As of December 31, 2023, there is a short-term advances from directors with a balance of S$541,636 (US$410,548).